GMO Emerging Country Debt Shares Fund Expense Example, No Redemption - GMO Emerging Country Debt Shares Fund	Feb. 28, 2026 USD ($)
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 143
Expense Example, No Redemption, 3 Years	555
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	156
Expense Example, No Redemption, 3 Years	$ 595